Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Schedule of Transactions Occurred with Related Parties

The following transactions occurred with related parties:

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Payment for goods and services:
Payment to Benison Contractors Pty Ltd a company of Louie Siemens for Snow Lake Resources director fee	-	33,066
Payment to Christopher Gerteisen for Snow Lake Resources consulting fees	-	6,533
Payment to Speedy Investments Pty Ltd a company of Craig Bentley for consulting fees	-	1,700
Payment to Harpia Group AG a company of Rodrigo Pasqua for consulting fees	-	12,160

Schedule of Outstanding Loans with Related Parties

The following balances are outstanding at the reporting date in relation to loans with related parties:

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Current Receivables:
Snow Lake Resources other receivable	150,207	29,216

Non-Current Receivables:
Loan to Rotor X	62,226	166,348